Debt - Schedule of Future Minimum Payments (Details) - Convertible Notes $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 32,303
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total future minimum payments	32,303
Less: current portion of debt principal	(32,303)
Non-current portion of debt principal	$ 0